Description of Organization and Summary of Significant Accounting Policies (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Summary of Significant Accounting Policies
Schedule of economic useful lives of the assets or over the related lease terms (if shorter)

Machinery and equipment	4-7 years
Leasehold improvements	the lesser of 7 years or remaining lease term
Electronic equipment	3-5 years
Furniture	3-7 years

Schedule of revenue by type

	2026	2025
Coating services, recurring	$1,466,706	$1,065,091
Equipment sales	59,828	4,846
Total Revenue	$1,526,534	$1,069,937

	2025	2024
Coating services, recurring	$4,787,766	$3,934,930
Equipment sales	54,420	1,407,896
Total Revenue	$4,842,186	$5,342,826

Schedule of receivables and contract liabilities from contracts with customers

	As of	As of
	March 31,	December 31,
	2026	2025
Receivables, gross	$1,248,171	$808,073
Contract liabilities	$—	$21,728

	2025	2024	2023
Receivables, gross	$808,073	$1,028,215	$2,512,029
Contract liabilities	$21,728	$128,704	$108,058